Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,688,100
Previously Paid Amount	0.00
Total Fee Amount	1,483.25
Total Offset Amount	0.00
Net Fee	1,483.25
Narrative - Max Aggregate Offering Price	$ 9,688,100
Final Prospectus	true